May 9, 2011

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: PrinFlex Life® (the "Registrant") File Nos. 333-00101, 811-05118

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies the form of Statement of Additional Information for PrinFlex Life® that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the Registrant's most recent post-effective amendment to its registration statement on Form N-6. That post-effective amendment (#23) was filed electronically with the Securities and Exchange Commission on April 27,
2011 (Accession #0000898745-11-000228).

If you have any questions regarding this filing, please call me at 515-246-5688.

Very truly yours,

/s/ Charles M. Schneider

Charles M. Schneider
Counsel
Principal Variable Life

CMS/srr